Supplementary Insurance Information	12 Months Ended
Dec. 31, 2011
Supplementary Insurance Information [Abstract]
SUPPLEMENTARY INSURANCE INFORMATION

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

SCHEDULE III

SUPPLEMENTARY INSURANCE INFORMATION

(In millions)

Segment	Deferred Policy Acquisition Costs and Present Value of Future Profits	Future Policy Benefits, Unpaid Losses and Loss Adjustment Expenses	Unearned Premiums	Other Policyholder Funds and Benefits Payable
As of December 31, 2011
Individual Annuity	$1,186	$2,326	$29	$16,985
Individual Life	2,558	1,011	1	7,014
Retirement Plans	714	436	2	7,959
Mutual Funds	27	—	—	4
Runoff Operations	113	7,511	74	14,983
Other	—	547	15	—

Consolidated	$4,598	$11,831	$121	$46,945

As of December 31, 2010
Individual Annuity	$1,303	$2,089	$22	$16,835
Individual Life	2,620	850	1	6,352
Retirement Plans	842	458	3	6,841
Mutual Funds	43	—	—	4
Runoff Operations	141	7,441	72	15,615
Other	—	547	15	—

Consolidated	$4,949	$11,385	$113	$45,647

Segment	Earned Premiums, Fee Income and Other	Net Investment Income	Benefits, Losses and Loss Adjustment Expenses	Amortization of Deferred Policy Acquisition Costs and Present Value of Future Profits	Insurance Operating Costs and Other Expenses [1]	Net Written Premiums
For the year ended December 31, 2011
Individual Annuity	$1,651	$769	$1,080	$186	$742	N/A
Individual Life	858	420	761	219	194	N/A
Retirement Plans	380	396	308	134	354	N/A
Mutual Funds	569	1	—	47	374	N/A
Runoff Operations	221	941	852	30	982	N/A
Other	357	39	92	—	267	N/A

Consolidated	$4,036	$2,566	$3,093	$616	$2,913	N/A

For the year ended December 31, 2010
Individual Annuity	$1,721	$813	$1,057	$(39)	$287	N/A
Individual Life	819	362	591	120	199	N/A
Retirement Plans	359	364	278	27	340	N/A
Mutual Funds	580	(1)	—	51	385	N/A
Runoff Operations	254	1,221	1,168	56	128	N/A
Other	333	100	92	—	292	N/A

Consolidated	$4,066	$2,859	$3,186	$215	$1,631	N/A

For the year ended December 31, 2009
Individual Annuity	$1,549	$770	$1,374	$3,189	$526	N/A
Individual Life	902	304	584	312	185	N/A
Retirement Plans	324	315	269	56	346	N/A
Mutual Funds	437	(16)	—	50	315	N/A
Runoff Operations	549	1,279	1,593	111	205	N/A
Other	339	196	239	(2)	261	N/A

Consolidated	$4,100	$2,848	$4,059	$3,716	$1,838	N/A

[1]	Includes dividends and goodwill impairment.

N/A – Not applicable to life insurance pursuant to Regulation S-X.